Equity-Accounted Investees - Additional Information (Detail) - EUR (€)	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share capital		€ 5,668,000	€ 5,243,000
UNIO Enterprise GmbH [member] | Investments accounted for using equity method [member] | Joint Venture Agreement [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share capital	€ 25,000
Proportion of ownership interest in joint venture	25.00%